Income Taxes (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2008	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 CNY (¥)
Income Taxes
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Net operating loss carryforwards	¥ 1,381,017
Net operating loss carryforwards will start to expire	439,784
Deferred Tax Assets, Valuation Allowance	469,549		¥ 542,995	¥ 672,210		$ 67,145	$ 77,647	¥ 757,126
Preferential income tax	¥ 0		¥ 0	¥ 0
Preferential tax expense, per share | ¥ / shares	¥ 0		¥ 0	¥ 0
Income tax paid	¥ 1,394	$ 199	¥ 1,239	¥ 1,478
Unrecognized tax benefits	0		0	0
Unrecognized penalties as income tax expense	¥ 0		¥ 0	¥ 0
Minimum
Income Taxes
Tax losses carry-forward	5 years	5 years
Maximum
Income Taxes
Tax losses carry-forward	10 years	10 years
PRC
Income Taxes
Preferential tax rate (as a percent)	15.00%	15.00%
Withholding tax rate on dividends distributed by a FIE (as a percent)					10.00%
Maximum withholding tax rate, if 25% or more shares of the FIE in a PRC-resident enterprise is held by the immediate holding entity, Hong Kong tax resident (as a percent)	5.00%	5.00%
Minimum percentage of equity interest in a PRC-resident enterprise to be held by a qualified Hong Kong tax resident for reduced withholding tax rate	25.00%	25.00%
PRC | Nanjing Tuniu, Tuniu Nanjing Information Technology and Beijing Tuniu
Income Taxes
Preferential tax rate (as a percent)	15.00%	15.00%
Hong Kong
Income Taxes
Income tax rate (as a percent)	16.50%	16.50%